Commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Future Minimum Lease Payments Payable Under Noncancellable Operating Leases

The Company’s commitments including future minimum lease payments payable under noncancellable operating leases as at December 31, 2018, are as follows:

$

Within one year	252.3
After one year but not more than five years	638.5
More than five years	400.0

Total commitments	1,290.8

Variable payments and non-lease elements	(320.3)
Purchase obligations	(68.0)

Total minimum lease payments	902.5